Business - Nature or Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Business - Nature or Organization [Abstract]
BUSINESS - NATURE OR ORGANIZATION

NOTE 1 – BUSINESS – NATURE OR ORGANIZATION

Unless the context otherwise requires, references to “we,” “our,” “us,” “Nexeon,” or the “Company” in these Notes mean Nexeon MedSystems Inc, a Nevada corporation, on a consolidated basis with its wholly owned subsidiaries, as applicable.

Organization and Operations

Nexeon MedSystems Inc was incorporated in the State of Nevada on December 7, 2015. Nexeon MedSystems Inc is a neuromodulation medical device manufacturing company. As a development-stage enterprise, the Company’s primary purpose is to develop and commercialize its neurostimulation technology platform for the treatment of various disorders via electrical stimulation of tissues associated with the nervous system. The neurostimulation technology platform was acquired through the acquisition of Nexeon MedSystems Belgium, SPRL (“NMB”). During 2016, the Company formed the following wholly owned subsidiaries: Nexeon MedSystems Europe, SARL (“Nexeon Europe”), Nexeon MedSystems Puerto Rico Operating Company Corporation Inc. (“NXPROC”), and Pulsus Medical LLC. Nexeon Europe is the holding company for NXPROC and Nexeon MedSystems Belgium, SPRL (“NMB”). NXPROC is focused on advanced computational biology and deep learning utilization associated with the Internet of Medical Things technology. Pulsus Medical, LLC conducts research and development related to cardiovascular disease technology acquired in its merger with Nexeon MedSystems, Inc., a private Delaware corporation (“NXDE”). On September 1, 2017, through its wholly owned subsidiary Nexeon Europe, the Company completed the acquisition of NMB, along with NMB’s wholly owned subsidiaries Medi-Line, S.A. (“Medi-Line”) and its holding company INGEST, SPRL (“INGEST”), which are incorporated under the laws of Belgium. INGEST is the holding company for Medi-Line. The Company believes Medi-Line provides the medical device manufacturing expertise and experience needed to scale its business.  Medi-Line is a leading global source of innovative medical device solutions, with existing customers that include Fortune 50 companies and neurostimulator companies. On September 27, 2017 Nexeon MedSystems Inc began trading on the OTCQB platform under the symbol “NXNN”.

NOTE 1 – BUSINESS – NATURE OR ORGANIZATION

Unless the context otherwise requires, references to “we,” “our,” “us,” “Nexeon” or the “Company” in these Notes mean Nexeon MedSystems Inc, a Nevada corporation, on a consolidated basis with its wholly-owned subsidiaries, as applicable.

Organization and Operations

Nexeon MedSystems Inc was incorporated in the State of Nevada on December 7, 2015. Nexeon MedSystems Inc is a neuromodulation medical device manufacturing company. As a development stage enterprise, the Company’s primary purposes are to develop and commercialize our neurostimulation technology platform for the treatment of various disorders via electrical stimulation of tissues associated with the nervous system. The neurostimulation technology platform was acquired through the acquisition of Nexeon Medsystems Belgium, SPRL (“NMB”). During 2016, the Company formed the following wholly owned subsidiaries: Nexeon Medsystems Europe, SARL (“Nexeon Europe”), Nexeon Medsystems Puerto Rico Operating Company Corporation (“NXPROC”), and Pulsus Medical LLC. Nexeon Europe is the holding company for NXPROC and Nexeon Medsystems Belgium, SPRL (“NMB”). NXPROC is focused on advanced computational biology and deep learning utilization associated with the Internet of Medical Things technology. Pulsus Medical, LLC conducts research and development related to cardiovascular disease technology acquired in the acquisition of NXDE. On September 1, 2017, through its wholly-owned subsidiary Nexeon Europe, the Company completed the acquisition of NMB, along with NMB’s wholly owned subsidiaries Medi-Line and its holding company INGEST, SPRL (“INGEST”), which are incorporated under the laws of Belgium. INGEST is the holding company for Medi-Line. Medi-Line provides the medical device manufacturing expertise and experience needed to scale our business.  Medi-Line is a leading global source of innovative medical device solutions with existing customers that include Fortune 50 companies, neurostimulator companies, and the Company. On September 27, 2017 Nexeon Medsystems Inc began trading on the OTCQB stock exchange under the symbol NXNN.